AB Active ETFs, Inc.

AB Ultra Short Income ETF

Portfolio of Investments

August 31, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 44.3%
Financial Institutions – 34.1%
Banking – 24.5%
ABN AMRO Bank NV 4.75%, 07/28/2025(a)	U.S.$	6,466	$6,287,862
4.80%, 04/18/2026(a)		600	578,472
AIB Group PLC 4.263%, 04/10/2025(a)		3,672	3,617,324
Ally Financial, Inc. 3.875%, 05/21/2024		108	105,933
4.625%, 03/30/2025		2,343	2,265,704
Banco Santander SA 1.849%, 03/25/2026		4,200	3,795,582
5.179%, 11/19/2025		2,400	2,346,504
Bank of America Corp. 0.976%, 04/22/2025		1,371	1,325,414
1.53%, 12/06/2025		322	304,554
3.366%, 01/23/2026		487	469,414
3.458%, 03/15/2025		1,001	986,405
5.631% (SOFR + 0.41%), 06/14/2024(b)		164	163,764
Barclays PLC 1.007%, 12/10/2024		1,545	1,523,617
3.932%, 05/07/2025		1,425	1,403,967
4.375%, 09/11/2024		540	528,196
5.20%, 05/12/2026		3,460	3,359,902
BNP Paribas SA 4.375%, 09/28/2025(a)		1,694	1,638,809
BPCE SA 2.375%, 01/14/2025(a)		752	711,670
4.50%, 03/15/2025(a)		1,818	1,759,097
5.15%, 07/21/2024(a)		4,432	4,369,730
Capital One Financial Corp. 4.166%, 05/09/2025		1,884	1,848,034
Cooperatieve Rabobank UA 4.375%, 08/04/2025		4,608	4,466,719
Credit Agricole SA 4.375%, 03/17/2025(a)		5,196	5,041,003
Credit Suisse AG/New York NY 7.95%, 01/09/2025		1,872	1,910,750
Danske Bank A/S 3.244%, 12/20/2025(a)		202	193,522
3.773%, 03/28/2025(a)		1,258	1,237,847
6.466%, 01/09/2026(a)		3,573	3,576,716
Deutsche Bank AG/London 3.70%, 05/30/2024		1,651	1,618,393
Deutsche Bank AG/New York NY 0.898%, 05/28/2024		671	645,341
1.447%, 04/01/2025		4,501	4,365,835
2.222%, 09/18/2024		228	227,631
Goldman Sachs Group, Inc. (The) 0.925%, 10/21/2024		913	905,696
1.757%, 01/24/2025		2,501	2,455,082
HSBC Holdings PLC 1.162%, 11/22/2024		235	232,102
2.633%, 11/07/2025		665	637,642
4.25%, 08/18/2025		1,103	1,063,479

	Principal Amount (000)		U.S. $ Value

Intesa Sanpaolo SpA 5.25%, 01/12/2024	U.S.$	285	$283,857
7.00%, 11/21/2025(a)		3,500	3,556,000
Series XR 3.25%, 09/23/2024(a)		2,740	2,649,553
JPMorgan Chase & Co. 0.824%, 06/01/2025		362	347,553
1.561%, 12/10/2025		71	67,058
5.546%, 12/15/2025		2,000	1,992,900
Lloyds Banking Group PLC 3.87%, 07/09/2025		1,989	1,950,135
Mitsubishi UFJ Financial Group, Inc. 0.848%, 09/15/2024		884	882,639
Mizuho Financial Group, Inc. 0.849%, 09/08/2024		2,494	2,492,778
2.839%, 07/16/2025		321	311,540
Morgan Stanley 0.79%, 05/30/2025		1,040	997,183
1.164%, 10/21/2025		145	136,748
3.62%, 04/17/2025		644	634,005
Series G 0.791%, 01/22/2025		1,038	1,015,112
Nationwide Building Society 1.00%, 08/28/2025(a)		2,424	2,207,949
3.90%, 07/21/2025(a)		495	477,789
NatWest Group PLC 4.269%, 03/22/2025		2,458	2,430,397
4.80%, 04/05/2026		207	201,591
PNC Financial Services Group, Inc. (The) 3.90%, 04/29/2024		6,054	5,967,065
Santander Holdings USA, Inc. 3.45%, 06/02/2025		2,454	2,340,429
3.50%, 06/07/2024		120	117,233
4.50%, 07/17/2025		2,026	1,976,545
Santander UK Group Holdings PLC 1.089%, 03/15/2025		1,772	1,717,263
Societe Generale SA 2.226%, 01/21/2026(a)		1,471	1,383,961
2.625%, 01/22/2025(a)		2,135	2,032,926
4.25%, 04/14/2025(a)		672	647,445
4.75%, 11/24/2025(a)		503	483,142
5.00%, 01/17/2024(a)		2,149	2,134,086
Standard Chartered PLC 1.214%, 03/23/2025(a)		444	430,649
3.785%, 05/21/2025(a)		377	369,890
Sumitomo Mitsui Financial Group, Inc. 5.464%, 01/13/2026		2,000	1,993,580
5.88%, 07/13/2026		1,733	1,746,101
Sumitomo Mitsui Trust Bank Ltd. 5.65%, 03/09/2026(a)		1,446	1,447,923
Truist Financial Corp. 2.50%, 08/01/2024		805	778,942
3.70%, 06/05/2025		1,404	1,353,021

	Principal Amount (000)		U.S. $ Value

UBS Group AG 4.125%, 09/24/2025(a)	U.S.$	3,975	$3,827,567
US Bancorp 3.10%, 04/27/2026		2,283	2,142,139
Western Union Co. (The) 2.85%, 01/10/2025		1,009	966,824

			124,459,230

Brokerage – 1.8%
Charles Schwab Corp. (The) 0.90%, 03/11/2026		3,878	3,460,378
Nomura Holdings, Inc. 1.851%, 07/16/2025		5,031	4,650,153
2.648%, 01/16/2025		428	408,980
5.099%, 07/03/2025		493	484,565
5.709%, 01/09/2026		393	390,167

			9,394,243

Finance – 4.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.75%, 01/30/2026		1,987	1,799,407
3.50%, 01/15/2025		672	648,662
4.45%, 10/01/2025		539	521,951
4.50%, 09/15/2023		150	149,925
6.50%, 07/15/2025		168	168,778
Series 3NC1 1.75%, 10/29/2024		2,772	2,634,287
Air Lease Corp. 2.30%, 02/01/2025		2,597	2,459,697
Aircastle Ltd. 5.25%, 08/11/2025(a)		6,770	6,607,859
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		4,192	3,779,004
4.125%, 08/01/2025(a)		3,237	3,083,048
Synchrony Financial 4.50%, 07/23/2025		1,924	1,835,265
4.875%, 06/13/2025		439	422,950

			24,110,833

REITs – 3.1%
Boston Properties LP 3.80%, 02/01/2024		1,688	1,666,613
Brixmor Operating Partnership LP 3.65%, 06/15/2024		2,153	2,102,318
3.85%, 02/01/2025		1,006	970,287
Equinix, Inc. 1.25%, 07/15/2025		2,092	1,929,577
GLP Capital LP/GLP Financing II, Inc. 5.25%, 06/01/2025		1,648	1,618,979
Omega Healthcare Investors, Inc. 4.50%, 01/15/2025		2,449	2,387,922
Ventas Realty LP 4.125%, 01/15/2026		821	790,048

	Principal Amount (000)		U.S. $ Value

Welltower, Inc. 4.50%, 01/15/2024	U.S.$	4,166	$4,131,756

			15,597,500

			173,561,806

Industrial – 9.5%
Basic – 0.4%
Glencore Funding LLC 1.625%, 09/01/2025(a)		2,079	1,922,514

Capital Goods – 0.3%
Westinghouse Air Brake Technologies Corp. 4.40%, 03/15/2024(c)		1,543	1,525,981

Communications - Telecommunications – 1.3%
Bell Telephone Co of Canada or Bell Canada (The) Series US-3 0.75%, 03/17/2024		1,853	1,802,728
Sprint LLC 7.125%, 06/15/2024		5,030	5,073,409

			6,876,137

Consumer Cyclical - Automotive – 2.1%
General Motors Financial Co., Inc. 6.05%, 10/10/2025		2,095	2,097,765
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(a)		2,582	2,452,977
Hyundai Capital America 1.00%, 09/17/2024(a)		1,744	1,658,265
1.30%, 01/08/2026(a)		1,897	1,714,395
5.50%, 03/30/2026(a)		342	340,208
5.80%, 06/26/2025(a)		2,257	2,258,332

			10,521,942

Consumer Cyclical - Entertainment – 0.5%
Mattel, Inc. 3.375%, 04/01/2026(a)		2,540	2,366,772

Consumer Cyclical - Other – 0.9%
Lennar Corp. 4.50%, 04/30/2024		4,604	4,557,361

Consumer Cyclical - Retailers – 0.4%
PVH Corp. 4.625%, 07/10/2025		2,303	2,227,554

Consumer Non-Cyclical – 0.4%
Royalty Pharma PLC 0.75%, 09/02/2023		1,946	1,946,000

Energy – 1.5%
Columbia Pipelines Holding Co. 6.055%, 08/15/2026(a)		4,615	4,659,858

	Principal Amount (000)		U.S. $ Value

EQT Corp. 6.125%, 02/01/2025(c)	U.S.$	1,235	$1,232,727
Ovintiv, Inc. 5.65%, 05/15/2025		1,800	1,796,886

			7,689,471

Technology – 1.4%
Hewlett Packard Enterprise Co. 5.90%, 10/01/2024		3,535	3,541,327
Microchip Technology, Inc. 0.972%, 02/15/2024		1,481	1,447,189
2.67%, 09/01/2023		1,915	1,915,000

			6,903,516

Transportation - Airlines – 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		1,656	1,618,039

			48,155,287

Utility – 0.7%
Electric – 0.7%
Enel Finance International NV 6.80%, 10/14/2025(a)		2,468	2,515,583
NextEra Energy Capital Holdings, Inc. 6.051%, 03/01/2025		1,311	1,316,428

			3,832,011

Total Corporates - Investment Grade (cost $225,353,485)			225,549,104

ASSET-BACKED SECURITIES – 6.2%
Other ABS - Fixed Rate – 3.4%
ACHV ABS Trust Series 2023-2PL, Class A 6.42%, 05/20/2030(a)		202	202,518
Series 2023-3PL, Class A 6.60%, 08/19/2030(a)		814	814,256
Affirm Asset Securitization Trust Series 2022-A, Class B 4.64%, 05/17/2027(a)		1,200	1,161,239
Series 2022-Z1, Class A 4.55%, 06/15/2027(a)		314	309,584
Amur Equipment Finance Receivables XII LLC Series 2023-1A, Class A2 6.09%, 12/20/2029(a)		1,250	1,252,847
BHG Securitization Trust Series 2023-A, Class A 5.55%, 04/17/2036(a)		1,331	1,312,085
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		785	774,218

	Principal Amount (000)		U.S. $ Value

Lendmark Funding Trust Series 2023-1A, Class A 5.59%, 05/20/2033(a)	U.S.$	1,680	$1,654,979
Marlette Funding Trust Series 2023-2A, Class A 6.04%, 06/15/2033(a)		1,288	1,283,350
Pagaya AI Debt Trust Series 2023-1, Class A 7.556%, 07/15/2030(a)		876	878,686
Series 2023-3, Class A 7.60%, 12/16/2030(a)		1,533	1,538,823
Series 2023-5, Class A 7.179%, 04/15/2031(a)		450	450,868
Reach ABS Trust Series 2023-1A, Class A 7.05%, 02/18/2031(a)		638	637,809
Theorem Funding Trust Series 2022-1A, Class A 1.85%, 02/15/2028(a)		148	146,647
Series 2022-3A, Class A 7.60%, 04/15/2029(a)		940	945,606
Series 2023-1A, Class A 7.58%, 04/15/2029(a)		660	662,511
Upstart Securitization Trust Series 2023-2, Class A 6.77%, 06/20/2033(a)		2,340	2,338,608
Verdant Receivables LLC Series 2023-1A, Class A2 6.24%, 01/13/2031(a)		1,170	1,168,034

			17,532,668

Autos - Fixed Rate – 2.8%
ACM Auto Trust Series 2023-1A, Class A 6.61%, 01/22/2030(a)		618	617,452
American Credit Acceptance Receivables Trust Series 2023-1, Class A 5.45%, 09/14/2026(a)		854	850,014
BOF VII AL Funding Trust I Series 2023-CAR3, Class A2 6.291%, 07/26/2032(a)		2,236	2,173,409
Carvana Auto Receivables Trust Series 2023-N1, Class A 6.36%, 04/12/2027(a)		1,186	1,187,681
Foursight Capital Automobile Receivables Trust Series 2023-1, Class A2 5.43%, 10/15/2026(a)		916	911,182
LAD Auto Receivables Trust Series 2023-1A, Class A2 5.68%, 10/15/2026(a)		866	862,995
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)		1,104	1,101,069

	Principal Amount (000)		U.S. $ Value

Series 2023-2A, Class A2 7.09%, 10/16/2028(a)	U.S.$	1,460	$1,457,841
Lobel Automobile Receivables Trust Series 2023-1, Class A 6.97%, 07/15/2026(a)		259	257,923
Octane Receivables Trust Series 2023-2A, Class A2 5.88%, 06/20/2031(a)		2,700	2,685,093
Santander Bank Auto Credit-Linked Notes Series 2023-A, Class B 6.493%, 06/15/2033(a)		663	662,289
Tricolor Auto Securitization Trust Series 2023-1A, Class A 6.48%, 08/17/2026(a)		753	750,920
United Auto Credit Securitization Trust Series 2023-1, Class A 5.57%, 07/10/2025(a)		613	611,902

			14,129,770

Total Asset-Backed Securities (cost $31,792,927)			31,662,438

GOVERNMENTS - TREASURIES – 1.4%
United States – 1.4%
U.S. Treasury Notes 5.582% (USBMMY3M + 0.17%), 04/30/2025(b)		5,000	5,006,949
5.613% (USBMMY3M + 0.20%), 01/31/2025(b)		2,000	2,005,296

Total Governments - Treasuries (cost $7,001,883)			7,012,245

AGENCIES – 1.4%
Agency Discount Notes – 1.4%
Federal Home Loan Bank Discount Notes
Zero Coupon, 09/29/2023		3,100	3,085,988
Zero Coupon, 02/01/2024		3,950	3,857,842

Total Agencies (cost $6,948,811)			6,943,830

SHORT-TERM INVESTMENTS – 47.1%
Commercial Paper – 24.7%
3M Co. Zero Coupon, 09/07/2023(a)		5,000	4,994,867
AT&T, Inc. Zero Coupon, 11/20/2023(a)		1,000	987,481
Zero Coupon, 11/21/2023(a)		2,790	2,754,615
Australia & New Zealand Banking Group Ltd. Zero Coupon, 11/01/2023(a)		5,000	4,954,008
Zero Coupon, 12/04/2023(a)		1,250	1,232,296
Bayer Corp. Zero Coupon, 07/15/2024(a)		2,400	2,274,229

	Principal Amount (000)		U.S. $ Value

BNP Paribas SA/New York NY Zero Coupon, 10/26/2023	U.S.$	3,100	$3,074,239
Zero Coupon, 02/01/2024		1,500	1,464,381
Cigna Group (The) Zero Coupon, 01/03/2024(a)		2,480	2,431,175
DNB Bank ASA Zero Coupon, 11/03/2023(a)		1,200	1,188,670
Zero Coupon, 03/25/2024(a)		350	338,819
Zero Coupon, 05/14/2024(a)		2,742	2,632,675
Duke Energy Corp. Zero Coupon, 10/25/2023(a)		2,534	2,512,483
Entergy Corp. Zero Coupon, 11/28/2023(a)		2,480	2,446,169
Fidelity National Information Services, Inc. Zero Coupon, 09/29/2023(a)		2,480	2,468,938
General Motors Financial Co., Inc. Zero Coupon, 11/07/2023(a)		5,000	4,945,704
HSBC USA, Inc. Zero Coupon, 02/26/2024(a)		1,600	1,553,500
Zero Coupon, 05/01/2024(a)		3,200	3,071,580
Intesa Sanpaolo Funding LLC Zero Coupon, 10/31/2023		300	297,046
Lloyds Bank Corporate Markets PLC Zero Coupon, 11/01/2023		1,400	1,386,703
Lloyds Bank PLC Zero Coupon, 11/17/2023		2,700	2,667,731
Mitsubishi UFJ Trust & Banking Corp. Zero Coupon, 01/08/2024(a)		1,200	1,176,084
MUFG Bank Ltd./NY Zero Coupon, 09/11/2023		1,000	998,393
Zero Coupon, 11/10/2023		3,700	3,660,712
National Bank of Canada Zero Coupon, 02/01/2024(a)		2,518	2,458,068
NatWest Markets PLC Series G Zero Coupon, 10/10/2023(a)		2,100	2,087,167
Nordea Bank Abp/New York 5.64% (SOFR + 0.34%), 10/31/2023(a) (b)		300	300,075
Nutrien Ltd. Zero Coupon, 09/29/2023(a)		2,300	2,289,667
Parker-hannifin Corp. Zero Coupon, 10/10/2023(a)		4,000	3,975,187
Zero Coupon, 10/17/2023(a)		1,000	992,614
Royal Bank of Canada/New York Zero Coupon, 10/23/2023(a)		1,800	1,786,042
Zero Coupon, 12/12/2023(a)		1,350	1,328,922
RWE AG Zero Coupon, 09/07/2023(a)		4,000	3,995,388
Sempra Energy Zero Coupon, 09/06/2023(a)		3,300	3,296,997
Zero Coupon, 09/07/2023(a)		3,600	3,596,178

	Principal Amount (000)		U.S. $ Value

Standard Chartered Bank/New York Zero Coupon, 02/01/2024(a)	U.S.$	1,900	$1,854,801
Zero Coupon, 02/21/2024(a)		700	680,773
Sumitomo Mitsui Banking Corp. Zero Coupon, 11/15/2023(a)		2,500	2,471,257
Sumitomo Mitsui Trust Bank Ltd. Zero Coupon, 10/17/2023(a)		2,000	1,985,999
Suncor Energy, Inc. Zero Coupon, 09/12/2023(a)		250	249,543
Zero Coupon, 10/18/2023(a)		5,000	4,962,960
Svenska Handelsbanken AB Zero Coupon, 06/18/2024(a)		4,700	4,484,876
Swedbank AB Zero Coupon, 12/01/2023		1,000	986,180
5.57% (SOFR + 0.27%), 09/01/2023(b)		2,900	2,900,015
Telus Corp. Zero Coupon, 11/14/2023(a)		2,354	2,326,463
Toronto-Dominion Bank (The) Zero Coupon, 10/23/2023(a)		500	496,072
Zero Coupon, 11/15/2023(a)		2,500	2,471,468
Toyota Motor Credit Corp. Zero Coupon, 02/12/2024		4,700	4,582,620
VF Corp. Zero Coupon, 01/25/2024(a)		2,300	2,246,223
VW Credit, Inc. Zero Coupon, 09/14/2023(a)		4,700	4,689,971
Walt Disney Co. (The) Zero Coupon, 02/21/2024(a)		2,545	2,476,792
Westpac Banking Corp. Zero Coupon, 10/11/2023(a)		370	367,783
Zero Coupon, 11/09/2023(a)		750	742,246
Zero Coupon, 01/26/2024(a)		500	488,783
5.72% (SOFR + 0.42%), 01/12/2024(a) (b)		2,700	2,701,245

Total Commercial Paper (cost $125,814,884)			125,784,873

U.S. Treasury Bills – 18.6%
United States – 18.6%
U.S. Treasury Bill Zero Coupon, 10/03/2023		9,000	8,957,720
Zero Coupon, 02/08/2024(d)		9,200	8,983,698
Zero Coupon, 11/28/2023		9,420	9,297,613
Zero Coupon, 12/05/2023		9,395	9,262,609
Zero Coupon, 12/12/2023		9,500	9,357,072
Zero Coupon, 12/19/2023		9,700	9,544,048
Zero Coupon, 12/26/2023		10,000	9,828,256
Zero Coupon, 01/02/2024		10,355	10,172,730
Zero Coupon, 02/15/2024		9,700	9,462,190

	Principal Amount (000)		U.S. $ Value

U.S. Treasury Notes 5.538% (USBMMY3M + 0.12%), 07/31/2025(b)	U.S.$	10,000	$10,004,208

Total U.S. Treasury Bills (cost $94,861,551)			94,870,144

Certificates of Deposit – 2.5%
Credit Agricole Corporate and Investment Bank 5.51%, 11/21/2023		1,804	1,803,242
Nordea Bank Abp/New York 5.57%, 11/13/2023		5,800	5,800,773
Standard Chartered Bank/New York 5.23%, 10/05/2023		2,700	2,699,290
Swedbank AB/New York 5.21%, 01/24/2024		250	249,417
5.47%, 02/23/2024		450	449,006
Westpac Banking Corp./New York 5.44%, 12/01/2023		800	799,514
5.58%, 03/08/2024		850	848,657

Total Certificates of Deposit (cost $12,653,378)			12,649,899

	Shares

Investment Companies – 1.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.28%(e) (f) (g) (cost $6,679,284)		6,679,284	6,679,284

Total Short-Term Investments (cost $240,009,097)			239,984,200

Total Investments – 100.4% (cost $511,106,203)(h)			511,151,817

Other assets less liabilities – (0.4)%			(2,233,166)

Net Assets – 100.0%			$508,918,651

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	84	December 2023	$17,119,594	$32,680

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2023, the aggregate market value of these securities amounted to $221,067,077 or 43.4% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2023.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2023.
(d)	When-Issued or delayed delivery security.
(e)	Affiliated investments.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	The rate shown represents the 7-day yield as of period end.
(h)

As of August 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $748,504 and gross unrealized depreciation of investments was $(670,210), resulting in net unrealized appreciation of $78,294.

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

USBMMY3M – U.S. Treasury 3 Month Bill Money Market Yield

AB Active ETFs, Inc.

AB Ultra Short Income ETF

August 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$225,549,104	$—	$225,549,104
Asset-Backed Securities	—	31,662,438	—	31,662,438
Governments - Treasuries	—	7,012,245	—	7,012,245
Agencies	—	6,943,830	—	6,943,830
Short-Term Investments:
Commercial Paper	—	125,784,873	—	125,784,873
U.S. Treasury Bills	—	94,870,144	—	94,870,144
Certificates of Deposit	—	12,649,899	—	12,649,899
Investment Companies	6,679,284	—	—	6,679,284

Total Investments in Securities	6,679,284	504,472,533	—	511,151,817
Other Financial Instruments(a):
Assets:
Futures	32,680	—	—	32,680
Liabilities	—	—	—	—

Total	$6,711,964	$504,472,533	$—	$511,184,497

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2023 is as follows:

Fund	Market Value 11/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,864	$366,061	$361,246	$6,679	$604